Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation Of Net Earnings Losses To Underlying Earnings [Abstract]
Impairment charges	$ (796)	$ (249)	$ (2,791)
Net gains on disposal of interests in businesses, Pre-tax	2,344
Exchange and derivative (losses)/gains, Pre-tax:
– Exchange (losses)/gains on external US dollar net debt and intragroup balances, Pre-tax	(613)
– Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Pre-tax	33
– (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Pre-tax	(498)
Rio Tinto Kennecott insurance settlement, Pre-tax	73
Total excluded from underlying earnings, Pre-tax	543
Net earnings/(loss), Pre-tax	12,816	6,343	(726)
Underlying earnings, Pre-tax	12,273
Impairment charges, Tax	141
Net gains on disposal of interests in businesses, Tax	(322)
Exchange and derivative (losses)/gains, Tax:
– Exchange (losses)/gains on external US dollar net debt and intragroup balances, Tax	113
– Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Tax	(5)
– (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Tax	146
Changes in corporate tax rates in the US and France, Tax	(439)
Rio Tinto Kennecott insurance settlement, Tax	(28)
Tax provision		380
Adjustment to deferred tax assets relating to expected divestments, Tax	(202)
Total excluded from underlying earnings, Tax	(596)
Net earnings/(loss), Tax	(3,965)	(1,567)	(993)
Underlying earnings, Tax	(3,369)
Impairment charges, Non-controlling interests	174
Exchange and derivative (losses)/gains:
– Exchange (losses)/gains on external US dollar net debt and intragroup balances, Non-controlling interests	12
– Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Non-controlling interests	2
Total excluded from underlying earnings, Non-controlling interests	188
Net earnings/(loss), Non-controlling interests	(89)	(159)	853
Underlying earnings, Non-controlling interests	(277)
Impairment charges, Net	(481)	(183)	(1,802)
Net gains on disposal of interests in businesses, Net	2,022	382	48
Exchange and derivative (losses)/gains:
– Exchange (losses)/gains on external US dollar net debt and intragroup balances, Net	(488)	516	(3,282)
– Gain/(losses) on currency and interest rate derivatives not qualifying for hedge accounting, Net	30	(12)	(88)
– (Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting, Net	(352)	32	88
Changes in corporate tax rates in the US and France, Net	(439)
Onerous port and rail contracts, Net		(329)
Restructuring costs and global headcount reductions, Net		(177)	(258)
Increased closure provision for non-operating and legacy operations, Net		(282)	(233)
Rio Tinto Kennecott insurance settlement, Net	45		18
Tax provision		(380)
Adjustment to deferred tax assets relating to expected divestments, Net	(202)		234
Other exclusions, Net		(50)	(131)
Total excluded from underlying earnings, Net	135	(483)	(5,406)
– attributable to owners of Rio Tinto (net earnings/(loss))	8,762	4,617	(866)
Underlying earnings, Net	$ 8,627	$ 5,100	$ 4,540